Warrants (Details Narrative) - USD ($)	1 Months Ended				6 Months Ended
	Oct. 31, 2018	Mar. 31, 2018	Oct. 31, 2017	Jun. 30, 2016	May 31, 2022	Nov. 30, 2021	Nov. 30, 2020
Fair value of Pre funded warrants					$ 12,256,868
Warrants to purchase common stock shares					21,160,314
Common shares, issued					33,092,665	33,092,665	23,678,105
Warrants [Member]
Warrants to purchase common stock shares			18,181	322,981
Fair value of warrants		$ 279,086	$ 742,555	$ 1,175,190
Volatility rate	73.67%	70.00%	73.67%	64.10%	70.00%
Risk free interest rate		1.64%	1.64%	0.92%
Warrants exercisable price per share		$ 6.00	$ 12.50	$ 19.30
Dividend yield		0.00%	0.00%	0.00%
Expected life	3 years	3 years	3 years	5 years	3 years
Warrants to purchase additional common stock shares	441,666	44,166	181,818	161,490
Purchase price per share of warrants				$ 0.01
Warrant to acquire common shares				24,223
Warrants to purchase common stock price per shares		$ 7.50	$ 11.00	$ 16.10
Gross proceeds from common shares and warrants		$ 5,300,000	$ 4,000,000	$ 5,200,000
Aggregate of common shares issued		883,333	363,636
Exercise price per share		$ 6.00	$ 13.75
Estimated fair vaue		$ 1,115,480	$ 86,196
Risk free interest rate, minimum	2.44%	2.44%
Risk free interest rate, maximum	2.46%	2.46%
Firm Warrants 2018 [Member]
Warrants to purchase common stock shares	2,608,695
Fair value of warrants	$ 279,086				$ 461,697
Volatility rate	92.00%				92.00%
Risk free interest rate	3.02%				3.02%
Warrants exercisable price per share	$ 0.75
Dividend yield	0.00%				0.00%
Expected life	5 years				5 years
Underwritten public offering	827,970
Underwritten public offering per units	$ 0.75	$ 0.01			$ 0.75
Additional common stock shares issued	1,947,261
Pre-Funded Warrants	16,563,335
Firm Warrants	20,000,000
Placement Agent Warrants	1,160,314
Exercise of overallotment option per share	$ 0.74
Pre funded warrant issued	16,563,335
Pre-Funded warrant description per share	The 2018 Pre-Funded Units were offered to the public at $0.74 each and a 2018 Pre-Funded Warrant is exercisable at $0.01 per share. Each 2018 Firm Warrant is exercisable immediately and has a term of five years and each 2018 Pre-Funded Warrant is exercisable immediately and until all 2018 Pre-Funded Warrants are exercised
Placement agents to purchase common shares	1,160,314
Placement agents to purchase common shares per share	$ 0.9375
Common shares, issued	2,775,231
Placement Agent Warrants [Member]
Estimated fair vaue		$ 141,284